Share-based awards - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended		71 Months Ended
	Mar. 31, 2025	Oct. 25, 2024	May 11, 2015	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	May 16, 2019
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of shares exercisable (in shares)	450,752			450,752		450,752
Weighted average contractual term of options exercisable	3 years 3 months 10 days
Weighted average exercise price of options exercisble (USD per share)	$ 150.36			$ 150.36		$ 150.36
Restricted stock units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional ordinary shares which have been reserved for issuance (in shares)		2,500,000	2,500,000
Ordinary shares which have been reserved for issuance (in shares)		6,600,000
Consultants Restricted Stock Units 2019
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)							250,000
Consultants Restricted Stock Units 2019 | Non-executive directors
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period						12 months
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 1.9	$ 1.7
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 5.0	$ 4.9
PSUs based on service and EPS targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted (in shares)	121,409			121,409		121,409